Acquisitions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Acquisitions (Details) [Line Items]
Purchase price	$ 8,600,000	$ 425,000
Purchase price consists description	The purchase price consists of (i) $3,000,000 in cash, of which $1,000,000 was previously paid by the Company and $2,000,000 was paid at closing, (ii) secured subordinated convertible promissory notes in the aggregate principal amount of $2,150,000; (iii) secured subordinated promissory notes in the aggregate principal amount of $2,150,000 and (iv) secured subordinated promissory notes in the aggregate principal amount of $1,300,000.
Cash paid		6,000,000
First promissory principal amount		3,000,000
second promissory principal amount		$ 3,000,000
Common stock, issued (in Shares)		42,500
Common stock per share (in Dollars per share)		$ 10
Dividend purchase price		$ 425,000
Offering price (in Shares)		42,500
Acquisition of DSO [Member]
Acquisitions (Details) [Line Items]
Annual interest percentage		6.00%
Acquisition of DSO [Member] | Securities purchase agreement [Member]
Acquisitions (Details) [Line Items]
Annual interest percentage		6.00%
Acquisition of Nexus [Member]
Acquisitions (Details) [Line Items]
Cash paid		$ 2,200,000
First promissory principal amount		$ 190,000
Annual interest percentage		5.00%
second promissory principal amount		$ 1,900,000
Acquisition of Nexus [Member] | Securities purchase agreement [Member]
Acquisitions (Details) [Line Items]
Annual interest percentage		5.00%
Acquisition of GSP [Member]
Acquisitions (Details) [Line Items]
Common stock, issued (in Shares)		14,723